Short-term Borrowings and Current Portion of Long-term Borrowings - Short-term (Details) ¥ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Dec. 31, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term borrowings
Bank loans							¥ 100,000				¥ 100,000		¥ 130,000
Restricted cash, current							55,214		$ 12,977		55,214	¥ 155,792	89,222
Repayment of borrowings									21,817	¥ 150,000	204,611	25,974
Inventories							1,189,885		249,108		1,189,885		1,712,740
Equipment							40,793		8,246		40,793		56,698
Short Term Borrowings and Current Portion of Long Term Borrowings							177,274		19,537		177,274		134,324
Amount borrowed									$ 5,150	¥ 35,410	123,409	¥ 5,285
Collateral Pledged
Short-term borrowings
Equipment							11,753				11,753		¥ 14,122
SPD
Short-term borrowings
Bank loans								¥ 50,000
Interest rate (as a percent)								7.35%	6.75%				6.75%
Restricted cash, current													¥ 89,222
Term of loan								1 year	1 year	1 year
Repayment of borrowings			¥ 50,000		¥ 50,000
Short Term Borrowings and Current Portion of Long Term Borrowings							50,000				50,000		50,000
SPD | Collateral Pledged
Short-term borrowings
Inventories													250,899
Equipment							¥ 11,753				¥ 11,753		¥ 14,122
Shanghai Pudong Development Silicon Valley Bank
Short-term borrowings
Interest rate (as a percent)							4.35%		4.35%		4.35%		4.35%
Restricted cash, current							¥ 55,214				¥ 55,214
Cash deposits unrestricted							¥ 55,214				55,214
Term of loan							1 year
Drew down	¥ 80,000						¥ 50,000
VIEs
Short-term borrowings
Short Term Borrowings and Current Portion of Long Term Borrowings							177,274				177,274		¥ 134,324
VIEs | Non-financial institution
Short-term borrowings
Interest rate (as a percent)								9.35%
Maximum borrowing capacity								¥ 45,000
Repayment of borrowings											14,000
Outstanding loan amount							31,000				31,000
Third party financing
Short-term borrowings
Interest rate (as a percent)						10.00%
Repayment of borrowings		¥ 2,041	1,500			¥ 35,209
Short-term borrowings													¥ 0
Short Term Borrowings and Current Portion of Long Term Borrowings							35,209				35,209
Amount borrowed			20,410	¥ 15,000							78,409
Number of agreements | item						2
Third party financing | Collateral Pledged
Short-term borrowings
Accounts receivable			¥ 20,410	¥ 15,000			¥ 35,209				¥ 35,209
Third party financing | Minimum
Short-term borrowings
Interest rate (as a percent)							9.00%				9.00%
Third party financing | Maximum
Short-term borrowings
Interest rate (as a percent)							10.00%				10.00%